DESCRIPTION OF PLAN (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Vesting percentage upon death, disability or retirement	100.00%
EBP 004
EBP, Description of Plan [Line Items]
Participant age of eligibility | year	18
Participant service period	1 month
Pretax, maximum annual compensation to total compensation, percentage	80.00%
Matching percentage	106.00%
Participant compensation matched, percentage	6.00%
Automatic deferral rate	6.00%
Vesting percentage	100.00%
Vesting period	5 years
Forfeited nonvested account	$ 129,766	$ 161,710
Forfeitures allocated to active participants	$ 177,742
Employer Matching Contribution | EBP 004
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	3.00%